SHARE-BASED PAYMENTS - ESOP Activity (Details)	12 Months Ended
	Mar. 31, 2022 shares $ / shares	Mar. 31, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in dollars per share)	$ 37.24	$ 21.48
Options outstanding, end of year (in dollars per share)	25.07
Exercisable (in dollars per share)	$ 23.35
Stock option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning of year (in shares) | shares	7,476,902	6,050,854
Granted (in shares) | shares	712,477	2,697,713
Exercised (in shares) | shares	(1,268,660)	(687,165)
Forfeited (in shares) | shares	(134,275)	(579,700)
Expired (in shares) | shares	(3,000)	(4,800)
Options outstanding, end of year (in shares) | shares	6,783,444	7,476,902
Exercisable (in shares) | shares	3,395,732	2,934,364
Options outstanding, beginning of year (in dollars per share)	$ 23.39	$ 24.25
Granted (in dollars per share)	36.79	20.65
Exercised (in dollars per share)	21.37	17.94
Forfeited (in dollars per share)	28.57	26.28
Expired (in dollars per share)	14.66	11.02
Options outstanding, end of year (in dollars per share)	25.08	23.39
Exercisable (in dollars per share)	$ 23.35	$ 21.66